TAXATION (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current income tax expense
PRC entities		¥ 108,172	¥ 106,368	¥ 98,056
Total		108,172	106,368	98,056
Deferred income tax expense
PRC entities		18,129	6,667	2,252
Total	$ 2,799	18,129	6,667	2,252
Income tax expense
PRC entities		126,301	113,035	100,308
Total	$ 19,498	¥ 126,301	¥ 113,035	¥ 100,308